Document Entity And Information	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Entity Registrant Name	Sunlight Financial Holdings Inc.
Document Type	S-1/A
Amendment Flag	true
Entity Central Index Key	0001821850
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Amendment No. 1